Authorization to issue the consolidated and combined financial statements	12 Months Ended
Dec. 31, 2022
Authorization to issue the consolidated and combined financial statements [Abstract]
Authorization to issue the consolidated and combined financial statements
30.	Authorization to issue the consolidated financial statements

On May 15, 2023, the issuance of the Group’s consolidated financial statements was authorized by Andrés Campos, Chief Executive Officer, and Alejandro Ulloa, Chief Corporate Financial Officer.